Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Leases
Leases

Note 5. Leases

Lessee

During the three months ended March 31, 2026 and 2025, operating lease expense was $14 thousand and $14 thousand, respectively. During the three months ended March 31, 2026 and 2025, the Company had a short-term lease expense of $18 thousand and $10 thousand, respectively. During the three months ended March 31, 2026 and 2025, the Company had variable lease expense of $7 thousand and $20 thousand, respectively.

The lease liability is based on the present value of its unpaid minimum lease payments over the lease term, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the incremental borrowing rate which is the rate the Company pays to borrow on a collateralized basis.

The table below presents certain information related to the weighted average remaining lease term and the weighted average discount rate for the Company’s operating leases, as of March 31, 2026:

Weighted average remaining lease term (in years) - operating leases	0.25
Weighted average discount rate - operating leases	6.46%

South Carolina Office Lease Agreement

On January 1, 2023, the Company initially entered into a lease for Suite 130 of 1700 Alta Vista Drive in Columbia, SC in which the initial term was January 1, 2023 through December 31, 2023. At the end of the initial lease term (December 31, 2023), the lease became a month to month lease in which either party (the Company or the lessor) could terminate the lease at any time with 30 days’ notice. The Company leased this space on a month to month basis for six months until June 30, 2024. On May 31, 2024, the Company entered into a new lease with the same lessor for the original Suite 130 and an additional space, Suite 140. The term of the new lease is from July 1, 2024 to June 30, 2026. Total rent is $3,150 per month from July 1, 2024 to June 30, 2025 and $3,276 per month from July 1, 2025 to June 30, 2026.

Lease Modification

On January 2, 2025, the Company entered into its first amendment to the South Carolina Office Lease (“Amended SC Lease”) to expand into an additional suite with approximately 1,950 additional square feet for a total of approximately 5,950 square feet of office space. The Amended SC Lease commencement date is January 2, 2025 and runs concurrently with the existing terms and conditions of the lease, through June 30, 2026. The Company determined that the lease payments increased commensurate with the standalone price for the additional right of use and as such, it is accounted for as a new lease, commencing on January 2, 2025. As such, the Company recorded an additional right-of-use asset and lease liability upon lease commencement of the new lease. Total rent is $1,536 per month from February 1, 2025 to June 30, 2025 and $1,598 per month from July 1, 2025 to June 30, 2026.

Future lease payments for all lease obligations as of March 31, 2026 for the following fiscal year and thereafter are as follows (in thousands):

Year ending December 31:	Operating Lease
2026	$14
Total minimum lease payments	14
Less effects of discounting	—
Present value of future minimum lease payments	$14

Lessor

The Company owns certain networks and places them at customer sites under sales-type lease arrangements. The Company evaluates new leases pursuant to FASB ASC 842: Leases to determine lease classification. A lease is classified by a lessor as a sales-type lease if the significant risks and rewards of ownership reside with the customer. This situation is met if, among other things, there is an automatic transfer of title during the lease, a reasonably certain option to be exercised, the non-cancelable lease term is for more than a major part of the remaining economic useful life of the asset, the present value of the minimum lease payments represents substantially all of the leased asset’s fair value at lease inception, or the asset is so specialized in nature that it provides no alternative use to the lessor (and therefore would not provide any future value to the lessor) after the lease term.

The Company had net investment in sales-type leases as of March 31, 2026 and December 31, 2025 of $0.4 and $0.5 million, respectively.

The table below reconciles the undiscounted cash flows to be received to the net investment in sales-type leases recorded in the unaudited condensed balance sheets (in thousands):

2026 (remainder)	$77
2027	102
2028	102
2029	102
2030	102
Thereafter	163
Total minimum lease payments	648
Less: unearned interest	(202)
Net investment in sales-type leases	$446

Interest income recognized on lease arrangements is included in interest expense, net, on the unaudited condensed statements of operations, and is presented below (in thousands):

	For the three months ended March 31,
	2026	2025
Lease income - sales-type leases	$12	$14
Total lease income	$12	$14

Note 5. Leases

Lessee

For the years ended December 31, 2025 and 2024, operating lease expense was $56 thousand and $19 thousand, respectively. For the years ended December 31, 2025 and 2024 the Company had a short-term lease expense of $58 thousand and $7 thousand, respectively. For the years ended December 31, 2025 and 2024 the company had variable lease expense of $23 thousand and $4 thousand, respectively.

The lease liability is based on the present value of its unpaid minimum lease payments over the lease term, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the incremental borrowing rate which is the rate the Company pays to borrow on a collateralized basis.

The table below presents certain information related to the weighted average remaining lease term and the weighted average discount rate for the Company’s operating leases, as of December 31, 2025:

Weighted average remaining lease term (in years) - operating leases	0.50
Weighted average discount rate - operating leases	6.5%

South Carolina Office Lease Agreement

On January 1, 2023, the Company initially entered into a lease for Suite 130 of 1700 Alta Vista Drive in Columbia, SC in which the initial term was January 1, 2023 through December 31, 2023. At the end of the initial lease term (December 31, 2023), the lease became a month to month lease in which either party (the Company or the lessor) could terminate the lease at any time with 30 days’ notice. The Company leased this space on a month to month basis for six months until June 30, 2024. On May 31, 2024, the Company entered into a new lease with the same lessor for the original Suite 130 and an additional space, Suite 140. The term of the new lease is from July 1, 2024 to June 30, 2026. Total rent is $3,150 per month from July 1, 2024 to June 30, 2025 and $3,276 per month from July 1, 2025 to June 30, 2026.

Lease Modification

On January 2, 2025, the Company entered into its first amendment to the South Carolina Office Lease (“Amended SC Lease”) to expand into an additional suite with approximately 1,950 additional square feet for a total of approximately 5,950 square feet of office space. The Amended SC Lease commencement date is January 2, 2025 and runs concurrently with the existing terms and conditions of the lease, through June 30, 2026. The Company determined that the lease payments increased commensurate with the standalone price for the additional right of use and as such, it is accounted for as a new lease, commencing on January 2, 2025. As such, the Company recorded an additional right-of-use asset and lease liability upon lease commencement of the new lease. Total rent is $1,536 per month from February 1, 2025 to June 30, 2025 and $1,598 per month from July 1, 2025 to June 30, 2026.

Future lease payments for all lease obligations for the following fiscal year and thereafter are as follows (in thousands):

Operating Lease
Years ending December 31:
2026	29
Total minimum lease payments	$29
Less effects of discounting	—
Present value of future minimum lease payments	$29

Lessor

The Company owns certain networks and places them at customer sites under sales-type lease arrangements. The Company evaluates new leases pursuant to FASB ASC 842: Leases to determine lease classification. A lease is classified by a lessor as a sales-type lease if the significant risks and rewards of ownership reside with the customer. This situation is met if, among other things, there is an automatic transfer of title during the lease, a reasonably certain option to be exercised, the non-cancelable lease term is for more than a major part of the remaining economic useful life of the asset, the present value of the minimum lease payments represents substantially all of the leased asset’s fair value at lease inception, or the asset is so specialized in nature that it provides no alternative use to the lessor (and therefore would not provide any future value to the lessor) after the lease term.

The Company had net investment in sales-type leases for the year ended December 31, 2025 of $0.5 million.

The table below reconciles the undiscounted cash flows to be received to the net investment in sales-type leases recorded in the consolidated balance sheets (in thousands):

2026	102
2027	102
2028	102
2029	102
2030	102
Thereafter	163
Total minimum lease payments	$673
Less: unearned interest	(190)
Net investment in sales-type leases	$483

Interest income recognized on lease arrangements is included in interest expense, net, on the consolidated statements of operations, and is presented below (in thousands):

	For the years ended December 31,
	2025	2024
Lease income - sales-type leases	$52	$47
Total lease income	$52	$47